Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Contractual Commitments

Contractual Commitments - AEP	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$1,067.6	$1,019.5	$544.9	$221.6	$2,853.6
Energy and Capacity Purchase Contracts	230.1	456.1	378.0	1,467.3	2,531.5
Total	$1,297.7	$1,475.6	$922.9	$1,688.9	$5,385.1

Contractual Commitments - APCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$369.1	$364.4	$165.2	$0.9	$899.6
Energy and Capacity Purchase Contracts	36.0	72.3	72.9	354.9	536.1
Total	$405.1	$436.7	$238.1	$355.8	$1,435.7

Contractual Commitments - I&M	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$236.9	$269.4	$204.6	$166.6	$877.5
Energy and Capacity Purchase Contracts	125.4	255.9	259.9	352.4	993.6
Total	$362.3	$525.3	$464.5	$519.0	$1,871.1

Contractual Commitments - OPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Energy and Capacity Purchase Contracts	$29.9	$59.3	$58.4	$363.7	$511.3

Contractual Commitments - PSO	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$45.9	$71.7	$30.5	$—	$148.1
Energy and Capacity Purchase Contracts	91.5	181.5	127.8	236.8	637.6
Total	$137.4	$253.2	$158.3	$236.8	$785.7

Contractual Commitments - SWEPCo	Less Than 1 Year	2-3 Years	4-5 Years	After 5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$111.7	$85.8	$55.4	$—	$252.9
Energy and Capacity Purchase Contracts	33.0	67.3	53.4	151.0	304.7
Total	$144.7	$153.1	$108.8	$151.0	$557.6

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

Maximum Future Payments for Letters of Credit Uncommitted Facilities

Company	Amount	Maturity
	(in millions)
AEP	$103.5	January 2018 to December 2018
AEP Texas	2.8	January 2018
OPCo	0.6	September 2018